Deferred Revenue - (Summary of Deferred Revenue) (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Deferred Revenue [Abstract]
Deferred revenue, beginning balance	$ 0.0
Advanced consideration from gold sale prepayment agreement, net of transaction costs	111.1
Accretion expense	5.5
Deferred revenue, ending balance	$ 116.6